Wilson Bank Holding Company - Parent Company Financial Information (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent Company Financial Information (Textual) [Abstract]
Common stock, par value	$ 2.00	$ 2.00
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,419,204	7,304,186
Common stock, shares outstanding	7,419,204	7,304,186
Unrealized gains (losses) on available-for-sale securities arising during period, net of taxes	$ 1,158	$ 2,685	$ 1,578
Reclassification adjustment for net gains included in net earnings, taxes	100	73	204
Cash dividends declared, per shares	$ 0.85	$ 0.60	$ 0.60
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Net change in unrealized loss on available-for-sale securities, tax	1,058	2,612	1,782
Common Stock
Parent Company Financial Information (Textual) [Abstract]
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Additional Paid-In Capital
Parent Company Financial Information (Textual) [Abstract]
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Retained Earnings
Parent Company Financial Information (Textual) [Abstract]
Cash dividends declared, per shares	$ 0.85	$ 0.60	$ 0.60
Net Unrealized Gain (Loss) On Available-For- Sale Securities
Parent Company Financial Information (Textual) [Abstract]
Net change in unrealized loss on available-for-sale securities, tax	1,058	2,612	1,782
Wilson Bank Holding Company [Member]
Parent Company Financial Information (Textual) [Abstract]
Common stock, par value	$ 2.00	$ 2.00
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,419,204	7,304,186
Common stock, shares outstanding	7,419,204	7,304,186
Net unrealized gains on available-for-sale securities, income taxes	1,595	537
Unrealized gains (losses) on available-for-sale securities arising during period, net of taxes	1,158	2,685	1,578
Reclassification adjustment for net gains included in net earnings, taxes	100	73	204
Cash dividends declared, per shares	$ 0.85	$ 0.60	$ 0.60
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Net change in unrealized loss on available-for-sale securities, tax	1,058	2,612	1,782
Wilson Bank Holding Company [Member] | Common Stock
Parent Company Financial Information (Textual) [Abstract]
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Wilson Bank Holding Company [Member] | Additional Paid-In Capital
Parent Company Financial Information (Textual) [Abstract]
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Wilson Bank Holding Company [Member] | Retained Earnings
Parent Company Financial Information (Textual) [Abstract]
Cash dividends declared, per shares	$ 0.85	$ 0.60	$ 0.60
Wilson Bank Holding Company [Member] | Net Unrealized Gain (Loss) On Available-For- Sale Securities
Parent Company Financial Information (Textual) [Abstract]
Net change in unrealized loss on available-for-sale securities, tax	$ 1,058	$ 2,612	$ 1,782